OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of other expenses, net	Other expenses, net are as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Other expenses	25,067	14,288	18,257
Other income	(6,592)	(9,297)	(15,062)
Other expenses, net	18,475	4,991	3,195